BUSINESS ACQUISITIONS (Details 4) - D C U [Member] - $ / shares	May 31, 2022	Mar. 07, 2022
IfrsStatementLineItems [Line Items]
Liquid share price	$ 0.44	$ 0.56
Discount rate	21.00%	23.00%
Expected number of shares to vest	6,000,000	6,000,000